Share-Based Payments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended				9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2007	Jul. 01, 2014	Jun. 30, 2014	Apr. 30, 2013	Feb. 28, 2015	Apr. 30, 2010	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised	0	3,024
Cash proceeds on warrants exercised		$ 36
Intrinsic value of warrants exercised		3
Trigger value of 2010 warrant, price per share.	$ 15.00								$ 15.00
Warrants, contingent redemption price	$ 1.00								$ 1.00
Vesting period of shares			5 years
Number of shares authorized for issuance	615,086								615,086
Number of options granted			33,750
Number of options cancelled		166,448
Number of options exchanged for common stock		32,814
Cash awards		142
Common stock options converted	137,280
Exercise price of options	$ 11.32								$ 11.32
Share-based compensation arrangements by share-based payment award, estimated grant date fair value	$ 4.12	$ 1.92
Unrecognized compensation cost, nonvested stock options	671								671
Unrecognized compensation cost, period of recognition	1 year 7 months 6 days
Exercise of stock options	236
Intrinsic value of shares exercised	187
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, estimated grant date fair value				$ 14.50
Common Stock [Member] | MidSouth Bank [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock options converted				322,300
Options to purchase shares of common stock				137,280
Exercise price of options				$ 8.57
Share-based compensation arrangements by share-based payment award, estimated grant date fair value				$ 6.31
2010 Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant shares issued	32,425								32,425
Warrant exercise price per share	$ 12.00								$ 12.00
Warrants exercisable period	7 years
Warrants outstanding	31,877								31,877
2007 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized			551,250
Increase in shares authorized						1,500,000
Increased number of authorized shares					2,000,000
Options contractual term	10 years
2007 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares	3 years
2007 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares	5 years
2007 Stock Option Plan [Member] | Subsequent Events [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increased number of authorized shares							4,000,000
Two Thousand Ten Amended Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized								1,000,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	87,874
Unrecognized compensation cost, nonvested stock options	$ 1,635								$ 1,635
Unrecognized compensation cost, period of recognition									3 years 9 months 11 days
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares	3 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares	5 years